Property, Plant and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment, net, consisted of the following:

	As of September 30,
	2024	2023
Property and buildings	$11,606,914	$5,397,008
Machinery and equipment	5,367,205	12,084,239
Vehicle	218,326	156,119
Office and electric equipment	143,481	137,050
Buildings improvement	309,994	-
Subtotal	17,645,920	17,774,416
Less: impairment	914,955	2,648,945
Less: accumulated depreciation	5,358,480	8,498,697
Property, plant and equipment, net	$11,372,485	$6,626,774